Shareholder Report, Holdings (Details)_9	Jun. 30, 2024
Class A | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Impinj, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Impinj, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Impinj, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R-6 | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Impinj, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R-6 | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R-6 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R-6 | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%